CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred Shares - par value	$ 1.00	$ 1.00
Preferred Shares - shares authorized	25,000,000	25,000,000
Common Stock - par value	$ 5.00	$ 5.00
Common Stock - shares authorized	35,000,000	35,000,000
Common Stock - shares issued	20,437,952	19,194,615
Common Stock- shares outstanding	19,759,779	18,215,679
Series D Preferred Stock [Member]
Preferred Shares - shares issued	3,436,214	3,424,803
Preferred Shares - shares outstanding	3,436,214	3,424,803
Series E Preferred Stock [Member]
Preferred Shares - shares issued	4,633,188	4,600,000
Preferred Shares - shares outstanding	4,633,188	4,600,000
Series F Preferred Stock [Member]
Preferred Shares - shares issued	6,184,585	6,000,000
Preferred Shares - shares outstanding	6,184,585	6,000,000
Series G Preferred Stock [Member]
Preferred Shares - shares issued	816,349	2,615,000
Preferred Shares - shares outstanding	816,349	2,615,000